Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes
Schedule of significant components of current and deferred Income tax expense attributable to Income from continuing operations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2026	2025	2026	2025
Income (loss) before income taxes	$3,569	$6,935	$6,473	$15,095
Income tax benefit (expense)	(158)	(125)	(435)	(704)
Effective tax rate	(4)%	(2)%	(7)%	(5)%

Schedule of income tax expenses

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2026	2025	2026	2025
Income tax benefit (expense) within Norwegian tonnage tax regime	$(158)	$(108)	$(426)	$(678)
Income tax benefit (expense) within UK	—	(17)	(9)	(26)
Income tax benefit (expense)	(158)	(125)	(435)	(704)
Effective tax rate	(4)%	(2)%	(7)%	(5)%